COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 27, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

At November 27, 2016, obligations for future minimum payments under operating leases were as follows:

(Dollars in thousands)
2017	$159,101
2018	121,638
2019	99,499
2020	79,074
2021	61,368
Thereafter	148,500

Total future minimum lease payments	$669,180